Summary of Significant Accounting Policies - Schedule of Company’s Current Credit Risk Grading Framework (Details)	12 Months Ended
Dec. 31, 2024
Low Risk [Member]
Schedule of Company’s Current Credit Risk Grading Framework [Line Items]
Current credit risk, Category	Low risk
Current credit risk, Description	The counterparty has a low risk of default and does not have any past-due amounts.
Current credit risk, Basis of recognizing estimated credit loss (“ECL”)	12-month ECL
Doubtful [Member]
Schedule of Company’s Current Credit Risk Grading Framework [Line Items]
Current credit risk, Category	Doubtful
Current credit risk, Description	There have been significant increases in credit risk since initial recognition through information developed internally or external resources.
Current credit risk, Basis of recognizing estimated credit loss (“ECL”)	Lifetime ECL—not credit-impaired
In Default [Member]
Schedule of Company’s Current Credit Risk Grading Framework [Line Items]
Current credit risk, Category	In default
Current credit risk, Description	There is evidence indicating the asset is credit impaired.
Current credit risk, Basis of recognizing estimated credit loss (“ECL”)	Lifetime ECL—credit-impaired
Write-off [Member]
Schedule of Company’s Current Credit Risk Grading Framework [Line Items]
Current credit risk, Category	Write-off
Current credit risk, Description	There is evidence indicating that the debtor is in severe financial difficulty and the Company has no realistic prospect of recovery.
Current credit risk, Basis of recognizing estimated credit loss (“ECL”)	Amount is written off